Related party transactions - Service agreements and products - General (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2010
Related party transactions
Number of Kidney Care Entities that company participates in | item	20
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)		45.00%
Commitments made	€ 1,272,287
Vifor Fresenius Medical Care Renal Pharma Ltd. | Less than 1 year
Related party transactions
Commitments made	€ 362,805
Vifor Fresenius Medical Care Renal Pharma Ltd. | Maximum
Related party transactions
Agreement term	4 years
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement	1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement	5 years